Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash and cash equivalents	$ 3,209	$ 2,278	$ 2,963
Cash held at consolidated affiliated partnerships and restricted cash	1,372	4,979	2,174
Investments	5,386	8,938	7,470
Accounts receivable, net	1,865	1,424	1,285
Due from brokers	128	30	50
Inventories, net	1,862	1,344	1,163
Property, plant and equipment, net	6,220	3,505	3,455
Goodwill	2,023	1,127	1,129
Intangible assets, net	1,208	899	999
Other assets	753	623	659
Total Assets	24,026	25,147	21,347
LIABILITIES AND EQUITY
Accounts payable	1,379	970	844
Accrued expenses and other liabilities	1,554	1,317	2,277
Deferred tax liability	1,319	556	601
Securities sold, not yet purchased, at fair value	548	4,476	1,219
Due to brokers	4	2,171	1,323
Post-employment benefit liability	1,303	1,340	1,272
Debt	8,196	6,463	6,498
Total liabilities	14,303	17,293	13,433
Commitments and contingencies
Equity:
Limited partner	4,859	4,087	3,521
General partner	(303)	(311)	(318)
Equity attributable to Icahn Enterprises Holdings	4,556	3,776	3,203
Equity attributable to non-controlling interests	5,167	4,078	4,711
Total equity	9,723	7,854	7,914
Total Liabilities and Equity	$ 24,026	$ 25,147	$ 21,347